Basis of presentation	6 Months Ended
Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note 1 -Basis of presentation

Galmed Pharmaceuticals Ltd. (the “Company”) is a clinical-stage biopharmaceutical company focused on the development of a novel, once-daily, oral therapy for the treatment of liver diseases.

The Company in its current legal structure was incorporated in Israel on July 31, 2013 as a privately held company, and formally commenced operations on February 2, 2014. However, our business has been operating since 2000 under a different group of companies established in 2000 (the “Group”). On February 2, 2014, upon a pre-ruling from the Israeli Tax Authorities, the Company underwent a reorganization (the “Reorganization”), pursuant to which all of the business of our predecessor, Galmed Holdings Inc., including net assets and shares in its wholly-owned subsidiary, Galmed 2000, were transferred to the Company. Contemporaneously, the Company effected a 729-for-1 stock split.

These unaudited interim consolidated financial statements have been prepared as of June 30, 2016 and for the three and six month period then ended. Accordingly, certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been omitted. These unaudited interim consolidated financial statements should be read in conjunction with the audited financial statements and the accompanying notes of the Company for the year ended December 31, 2015 that are included in the Company's Annual Report on Form 20-F, filed with the Securities and Exchange Commission on March 22, 2016. The results of operations presented are not necessarily indicative of the results to be expected for the year ending December 31, 2016.